Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Belgium (4.6%)
*	Argenx SE	1,165,992	954,326
	UCB SA	3,023,965	777,588
			1,731,914
China (0.8%)
*	Zai Lab Ltd.	36,431,700	95,065
*	Duality Biotherapeutics Inc.	2,250,277	90,994
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	53,963
*	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	4,764,322	46,175
*	GenFleet Therapeutics Shanghai Inc.	1,979,400	6,959
			293,156
Denmark (2.3%)
*	Genmab A/S	1,345,944	383,901
	Novo Nordisk A/S Class B	4,927,319	242,580
*	Ascendis Pharma A/S ADR	1,103,469	222,459
			848,940
Japan (5.3%)
	Daiichi Sankyo Co. Ltd.	20,084,066	479,770
	Otsuka Holdings Co. Ltd.	7,893,800	429,612
	Chugai Pharmaceutical Co. Ltd.	8,280,342	378,972
	Eisai Co. Ltd.	8,514,317	252,880
	Astellas Pharma Inc.	23,022,078	240,987
	Shionogi & Co. Ltd.	11,891,049	199,444
			1,981,665
Switzerland (4.3%)
	Roche Holding AG	1,797,049	582,101
	Galderma Group AG	3,011,146	559,206
	Novartis AG (Registered)	3,795,144	469,693
			1,611,000
United Kingdom (8.9%)
	AstraZeneca plc	13,113,119	2,162,990
	GSK plc	45,301,487	1,060,663
*,1	Immunocore Holdings plc ADR	3,657,808	121,037
			3,344,690
United States (70.9%)
	Eli Lilly & Co.	4,178,378	3,605,355
	UnitedHealth Group Inc.	4,772,250	1,630,010
	Merck & Co. Inc.	18,106,656	1,556,810
*	Vertex Pharmaceuticals Inc.	2,971,156	1,264,435
*	Edwards Lifesciences Corp.	15,133,308	1,247,741
	AbbVie Inc.	5,007,334	1,091,799
*	Intuitive Surgical Inc.	2,011,562	1,074,737
	Johnson & Johnson	5,247,008	991,002
	Cencora Inc.	2,703,255	913,187
*	Boston Scientific Corp.	8,868,300	893,215
	Danaher Corp.	3,966,085	854,215
	Medtronic plc	8,730,612	791,867
	Thermo Fisher Scientific Inc.	1,061,273	602,156
*	Alnylam Pharmaceuticals Inc.	1,309,033	596,971
	Elevance Health Inc.	1,809,696	574,036
	Agilent Technologies Inc.	3,892,828	569,754
	Cardinal Health Inc.	2,827,157	539,337
	Bristol-Myers Squibb Co.	11,516,757	530,577
*	Biogen Inc.	3,362,885	518,792
*	United Therapeutics Corp.	974,740	434,178
	Abbott Laboratories	3,278,810	405,326
	HCA Healthcare Inc.	764,019	351,204
*	Ionis Pharmaceuticals Inc.	3,530,197	262,294

		Shares	Market Value ($000)
*	Cytokinetics Inc.	3,723,473	236,776
	Stryker Corp.	638,235	227,365
*	Avantor Inc.	18,803,027	222,252
	QIAGEN NV	4,620,121	216,453
*	ICON plc	1,206,172	207,244
*,1	Apellis Pharmaceuticals Inc.	9,119,853	195,803
*,1	Amicus Therapeutics Inc.	20,893,978	188,673
	Labcorp Holdings Inc.	694,875	176,470
*	Charles River Laboratories International Inc.	967,609	174,237
*	Revolution Medicines Inc.	2,938,972	172,929
	Bio-Techne Corp.	2,690,211	168,327
*,1	Apogee Therapeutics Inc.	2,894,221	163,784
*	Align Technology Inc.	1,183,235	163,144
*	Guardant Health Inc.	1,698,275	157,974
*	PTC Therapeutics Inc.	2,250,428	153,727
*	Kymera Therapeutics Inc.	2,387,009	147,613
*	Option Care Health Inc.	5,554,022	144,571
*	Crinetics Pharmaceuticals Inc.	3,188,055	138,680
*,1	Acadia Healthcare Co. Inc.	6,298,690	135,422
*	Xenon Pharmaceuticals Inc.	3,091,626	129,601
*	CG oncology Inc.	2,980,483	128,966
*	Vaxcyte Inc.	2,834,052	128,326
	Pfizer Inc.	5,166,100	127,344
	Encompass Health Corp.	1,043,627	118,817
	STERIS plc	470,727	110,950
*	Newamsterdam Pharma Co. NV	2,848,720	108,109
*	Alignment Healthcare Inc.	6,220,765	104,882
*	Soleno Therapeutics Inc.	1,561,070	104,841
*	Nuvalent Inc. Class A	1,054,377	104,721
*,1	Structure Therapeutics Inc. ADR	3,035,613	101,147
*,1	Celldex Therapeutics Inc.	3,694,348	98,750
*	Natera Inc.	458,798	91,269
*	Protagonist Therapeutics Inc.	1,062,977	83,571
*	Madrigal Pharmaceuticals Inc.	195,206	81,772
*	Scholar Rock Holding Corp.	2,750,253	81,463
*	Agios Pharmaceuticals Inc.	1,341,438	58,004
*	Dianthus Therapeutics Inc.	1,574,735	55,084
	CVS Health Corp.	533,400	41,685
*	Arcus Biosciences Inc.	1,400,841	27,625
*	HeartFlow Inc.	235,600	8,755
			26,586,124
Total Common Stocks (Cost $22,240,189)			36,397,489
Temporary Cash Investments (2.6%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund, 4.141%	544	55
		Face Amount ($000)
Repurchase Agreements (2.6%)
	Bank of America Securities, LLC, 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $18,807, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 2/1/2037–4/1/2055, with a value of $19,176)	18,800	18,800
	Bank of America Securities, LLC, 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $65,022, collateralized by U.S. Treasury Obligations 3.000%–4.625%, 2/15/2026–2/15/2053, with a value of $66,300)	65,000	65,000
	Bank of America Securities, LLC, 4.160%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $45,016, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 7/1/2028–10/1/2055, with a value of $45,900)	45,000	45,000
	Bank of Nova Scotia, 4.130%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $60,321, collateralized by U.S. Treasury Obligations 1.000%–4.000%, 12/31/2025–2/15/2033, with a value of $61,527)	60,300	60,300
	Barclays Capital Inc., 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $68,824, collateralized by U.S. Treasury Obligations 4.250%, 5/15/2035, with a value of $70,176)	68,800	68,800
	BNP Paribas Securities Corp., 4.130%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $60,421, collateralized by U.S. Treasury Obligations and Cash Collateral 1.125%–4.750%, 9/30/2026–8/15/2053, with a value of $60,437)	60,400	60,400

	Face Amount ($000)	Market Value ($000)
BNP Paribas Securities Corp., 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $84,429, collateralized by U.S. Government Agency Obligations 2.000%–6.638%, 9/1/2035–10/20/2055, with a value of $86,088)	84,400	84,400
Credit Agricole Securities, 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $100,335, collateralized by U.S. Treasury Obligations 1.625%–3.875%, 10/15/2027–10/15/2029, with a value of $102,306)	100,300	100,300
HSBC Bank USA, 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $75,026, collateralized by U.S. Treasury Obligations 4.750%, 11/15/2053, with a value of $76,500)	75,000	75,000
HSBC Bank USA, 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $51,518, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 12/1/2031–11/1/2055, with a value of $52,530)	51,500	51,500
JP Morgan Securities, LLC, 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $45,016, collateralized by U.S. Treasury Obligations 0.000%–3.625%, 1/8/2026–6/30/2029, with a value of $45,900)	45,000	45,000
Natixis SA, 4.170%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $141,449, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–4.250%, 4/16/2026–2/15/2049, with a value of $144,228)	141,400	141,400
Nomura International plc, 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $50,017, collateralized by U.S. Treasury Obligations 4.125%, 7/31/2031, with a value of $51,000)	50,000	50,000
Nomura International plc, 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $61,621, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–6.250%, 1/31/2027–11/15/2052, with a value of $62,832)	61,600	61,600
RBC Capital Markets LLC, 4.160%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $52,518, collateralized by U.S. Treasury Obligations 2.750%–4.000%, 12/15/2027–5/15/2052, with a value of $53,550)	52,500	52,500
		980,000
Total Temporary Cash Investments (Cost $980,054)		980,055
Total Investments (99.7%) (Cost $23,220,243)		37,377,544
Other Assets and Liabilities—Net (0.3%)		98,378
Net Assets (100%)		37,475,922
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	26,586,124	—	—	26,586,124
Common Stocks—Other	350,455	9,460,910	—	9,811,365
Temporary Cash Investments	55	980,000	—	980,055
Total	26,936,634	10,440,910	—	37,377,544
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Acadia Healthcare Co. Inc.	251,191	17,746	—	—	(133,515)	—	—	135,422
agilon health Inc.	110,486	—	132,251	(300,411)	322,176	—	—	—
Akero Therapeutics Inc.	220,096	36,740	247,970	94,375	(103,241)	—	—	—
Amicus Therapeutics Inc.	200,164	—	—	—	(11,491)	—	—	188,673
Apellis Pharmaceuticals Inc.	245,930	114,288	86,363	(100,657)	22,605	—	—	195,803
Apogee Therapeutics Inc.	NA1	90,569	54,136	(30,993)	75,626	—	—	163,784
Autolus Therapeutics plc ADR	42,778	—	27,357	(65,884)	50,463	—	—	—
Celldex Therapeutics Inc.	111,392	58,618	64,051	(56,467)	49,258	—	—	98,750
Charles River Laboratories International Inc.	NA1	52,769	250,535	(64,709)	107,338	—	—	174,237
Denali Therapeutics Inc.	185,735	39,830	155,457	(62,450)	(7,658)	—	—	—
Eisai Co. Ltd.	460,003	—	196,848	(194,556)	184,281	11,252	—	NA2
Evolent Health Inc. Class A	70,833	—	63,710	(84,037)	76,914	—	—	—
Immunocore Holdings plc ADR	150,676	18,257	43,945	(47,023)	43,072	—	—	121,037
Prothena Corp. plc	60,044	—	20,158	(119,201)	79,315	—	—	—
Rocket Pharmaceuticals Inc.	81,598	—	27,180	(155,131)	100,713	—	—	—
Structure Therapeutics Inc. ADR	127,347	49,065	63,227	(87,613)	75,575	—	—	101,147
Vanguard Market Liquidity Fund	25,401	NA3	NA3	5	(1)	—	—	55
Total	2,343,674	477,882	1,433,188	(1,274,752)	931,430	11,252	—	1,178,908
1	Not applicable—at January 31, 2025, the issuer was not an affiliated company of the fund.
2	Not applicable—at October 31, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.